IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of changes in CGU impairment provision [text block]
All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2022	12-31-2021
Changes in CGU s impairment provision	ThU.S.$	ThU.S.$
Opening balance	214,042	218,764
Impairment loss recognized in profit or loss	141,137	21,275
Reversal of impairment loss recognized in profit or loss	(9,164)	(21,858)
Increase (decrease) in foreign exchange	2,335	(4,139)
Closing balance	348,350	214,042

Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2022	12-31-2021
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	11,798	8,088
Impairment loss recognized in profit or loss	13,823	5,649
Reverse of impairment recognized loss in profit or loss	(7,691)	(2,112)
Increase (decrease) in foreign exchange	155	173
Closing balance	18,085	11,798

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 54,800 (ThU.S.$ 57,697 on December 31, 2021), as shown below:

	12-31-2022	12-31-2021
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,676	40,802
Arauco do Brasil S.A. (Pien mill)	13,392	16,163
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	54,800	57,697

	12-31-2022	12-31-2021
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	57,697	59,567
Increase (decrease) impairment	(3,895)	-
Increase (decrease) due to business combination	-	(685)
Increase (decrease) in foreign exchange	998	(1,185)
Closing balance	54,800	57,697